Financial instruments included in the statement of financial position and impact on income (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	409	—	409	409
Trade receivables	1,837	—	1,837	1,837
Cash and cash equivalents	28,818	—	28,818	28,818
Total assets	31,064	—	31,064	31,064
Financial liabilities
Non-current financial liabilities	46,505	—	46,505	49,508
Current financial liabilities	4,735	—	4,735	4,753
Trade payables and other payables	11,639	—	11,639	11,639
Total liabilities	62,879	—	62,879	65,900
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

Schedule of Financial Liabilities

	As of
(in thousands of euros)	June 30, 2025	December 31, 2024
Lease liabilities – Short term	1,247	1,261
Repayable BPI loan advances – Short term	535	689
PGE loans *	2,522	2,543
EIB loan – Short term	430	430
Total current financial liabilities	4,735	4,924
Lease liabilities – Long term	2,385	2,969
Repayable BPI loan advances – Long term	759	1,258
PGE loans *	307	1,547
EIB loan – Long term	43,054	40,204
Total non-current financial liabilities	46,505	45,978
Total financial liabilities	51,240	50,902
(*)”PGE”or in French “Prêts garantis par l’Etat” are state-guaranteed loans
Detail of financial instruments included in the statements of financial position and impact on income

	As of June 30, 2025
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	409	—	409	409
Trade receivables	1,837	—	1,837	1,837
Cash and cash equivalents	28,818	—	28,818	28,818
Total assets	31,064	—	31,064	31,064
Financial liabilities
Non-current financial liabilities	46,505	—	46,505	49,508
Current financial liabilities	4,735	—	4,735	4,753
Trade payables and other payables	11,639	—	11,639	11,639
Total liabilities	62,879	—	62,879	65,900
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.

	As of December 31, 2024
(in thousands of euros)	Book value on the statement of financial position	Financial assets carried at fair value through profit or loss	Assets and liabilities carried at amortized cost	Fair value (1)
Non-current financial assets
Non-current financial assets	406	—	406	406
Trade receivables	2,977	—	2,977	2,977
Cash and cash equivalents	49,737	—	49,737	49,737
Total assets	53,120	—	53,120	53,120
Financial liabilities
Non-current financial liabilities	45,978	—	45,978	48,443
Current financial liabilities	4,924	—	4,924	4,924
Trade payables and other payables	20,035	—	20,035	20,035
Total liabilities	70,936	—	70,936	73,402
(1)The fair value of current and non-current financial liabilities including loans, repayable advances from Bpifrance, the EIB loan and the HSBC and Bpifrance state-guaranteed loans, was assessed using unobservable “level 3” inputs, in the IFRS 13 classification for fair value.